Vanguard Equity Income Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.50%	12.75%	11.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.10%	12.72%	11.63%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	10.28%	9.76%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.70%	9.64%	9.11%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.22%	12.82%	11.73%